CONVERTIBLE DEBENTURES (Tables)	6 Months Ended
Jun. 30, 2026
Convertible Debentures
Schedule of convertible and unsecured convertible debentures

	Convertible debentures	Unsecured Convertible debentures	Total
	$	$	$
Balance at December 31, 2024	2,424,087	2,645,502	5,069,589
Fair Value	335,063	—	335,063
Amortization of OID	1,002,561	—	1,002,561
Conversion (d)	(800,000)	—	(800,000)
Accretion	422,853	—	422,853
Settlement (e)	(3,384,564)	—	(3,384,564)
Closing balance, as at December 31, 2025	—	2,645,502	2,645,502
		-	-
Closing balance, as at June 30, 2026		2,645,502	2,645,502

Schedule of unsecured debentures and derivative liability

	Unsecured Convertible debentures	Derivative liability	Total
	$	$	$

Balance at December 31, 2024	1,706,926	—	1,706,926
Amortization of OID	415,840	—	415,840
Accretion	407,023	—	407,023
Effect of foreign exchange	(97,151)	—	(97,151)
Balance at December 31, 2025	2,432,637	—	2,432,637

Amortization of OID	205,225	—	205,225
Accretion	226,418	—	226,418
Effect of foreign exchange	102,150	—	102,150
Closing balance, as at June 30, 2026	2,966,430	—	2,966,430

Schedule of fair value measure estimation of convertible debenture

Share price	$2.50
Exercise price	$67.50
Time to maturity	0.58 years
Risk-free rate	2.58%
Expected volatility	41.91%
Dividend yield	Nil
Dilution factor	33.28%

Share price	$7.90
Exercise price	$67.50
Time to maturity	0.08 years
Risk-free rate	2.74%
Expected volatility	17%
Dividend yield	Nil
Dilution factor	32.82%